Risk Management and Derivative Instruments - Schedule of Entity's Interest Rate Swap Open Positions (Detail) - MEMP [Member] - Interest rate swaps [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
2015 [Member]
Derivative [Line Items]
Average Monthly Notional	$ 386,111	$ 314,167
Weighted-average fixed rate	1.247%	1.349%
Floating rate	1 Month LIBOR	1 Month LIBOR
2016 [Member]
Derivative [Line Items]
Average Monthly Notional	$ 400,000	$ 250,000
Weighted-average fixed rate	0.943%	1.029%
Floating rate	1 Month LIBOR	1 Month LIBOR
2017 [Member]
Derivative [Line Items]
Average Monthly Notional	$ 400,000	$ 250,000
Weighted-average fixed rate	1.612%	1.62%
Floating rate	1 Month LIBOR	1 Month LIBOR
2018 [Member]
Derivative [Line Items]
Average Monthly Notional	$ 100,000
Weighted-average fixed rate	1.946%
Floating rate	1 Month LIBOR